INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, carrying amount (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Current
Borrowings	$ 48,230,663	$ 76,785,857
Corporate bonds	5,358,525	24,742,752
Non-current
Borrowings	90,738,228	47,988,468
Corporate bonds	74,004,867	37,826,641
Amortized cost
Current
Corporate bonds	5,358,525	24,742,752
Non-current
Corporate bonds	74,004,867	37,826,641
Fair value
Current
Corporate bonds	5,322,676	24,085,087
Non-current
Corporate bonds	68,109,433	32,656,097
Bank borrowings
Current
Borrowings	36,004,973	33,684,287
Non-current
Borrowings	8,656,385	4,161,827
Bank borrowings | Amortized cost
Current
Borrowings	36,004,973	33,684,287
Non-current
Borrowings	8,656,385	4,161,827
Bank borrowings | Fair value
Current
Borrowings	34,440,750	32,770,615
Non-current
Borrowings	$ 7,985,438	$ 3,864,666